Contingencies (Details) - COP ($) $ in Millions			12 Months Ended
		Aug. 11, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 12, 2020
Contingencies [Line Items]
Income tax return			$ 40,780	$ 35,705
Inaccuracy payments			11,830	11,830
Income tax for taxable			2,211	2,211
Industry and trade tax			2,130	2,535
Labor liability			80
Granted collateral amount		$ 284		264
Proceedings amount	[1]		19,736	19,101
Financial guarantee			3,000
Almacenes Éxito Inversiones S.A.S. [Member]
Contingencies [Line Items]
Granted collateral amount		$ 3,967
Legal proceedings provision [member] | Éxito Viajes y Turismo S.A.S. [Member]
Contingencies [Line Items]
Proceedings amount				$ 1,113	$ 1,228
XM Compañía de Expertos en Mercados S.A. E.S.P. [Member]
Contingencies [Line Items]
Energy transmission system			320
ENEL Colombia S.A. E.S.P. [Member]
Contingencies [Line Items]
Energy transmission system			869
AIR-E S.A. E.S.P. [Member]
Contingencies [Line Items]
Energy transmission system			111
Caribemar de la Costa S.A.S. E.S.P. [Member]
Contingencies [Line Items]
Energy transmission system			93
EMCALI S.A. E.S.P. [Member]
Contingencies [Line Items]
Energy transmission system			$ 87

[1]	Provisions for legal proceedings are recognized to cover estimated probable losses arising from lawsuits brought against Exito Group, related to labor, civil, administrative and regulatory matters, which are assessed based on the best estimation of cash outflows required to settle a liability on the date of preparation of the financial statements. There is no individual material process included in these provisions. The balance is comprised of: